Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Schedule of tax rates of subsidiaries incorporated outside of Israel

Country	Tax rate	Note
Brazil	34%
Germany	29%
United States	26%	(1)
Netherlands	25.8%
Spain	25%
China	25%
United Kingdom	25%	(2)

(1)	The tax rate is an estimated average and includes federal and states tax. Different rate may apply in each specific year, as a result of different allocation of income between the different states.

(2)	The tax rate in the UK was increased from 19% to 25% since April 1, 2023.

Schedule of reconciliation of changes in deferred tax liability (asset)
	In respect of financial position				In respect of carry forward tax losses	Total
	Depreciable property, plant and equipment and intangible assets	Inventories	Provisions for employee benefits	Other
	$ millions
Balance as of January 1, 2022	(421)	39	73	(16)	88	(237)
Changes in 2022:
Amounts recorded in the statement of income	(127)	33	4	31	35	(24)
Amounts recorded to a capital reserve	-	-	(12)	4	-	(8)
Translation differences	1	-	(1)	-	(4)	(4)
Balance as of December 31, 2022	(547)	72	64	19	119	(273)
Changes in 2023:
Amounts recorded in the statement of income	(46)	(22)	(5)	(4)	19	(58)
Amounts recorded to a capital reserve	-	-	(8)	(4)	-	(12)
Translation differences	(3)	-	1	4	4	6
Balance as of December 31, 2023	(596)	50	52	15	142	(337)

Schedule of deferred taxes denominated by currencies
	As of December 31
	2023	2022
	$ millions	$ millions
Israeli Shekels	(420)	(368)
Euro	38	51
Brazilian Real	24	28
British Pound	11	16
U.S Dollar	1	(8)
Other	9	8
	(337)	(273)

Schedule of composition of the taxes on income
	For the year ended December 31
	2023	2022	2021
	$ millions	$ millions	$ millions
Current taxes	251	869	145
Deferred taxes	47	45	22
Taxes in respect of prior years	(11)	271	93
	287	1,185	260

Schedule of effective income tax rate reconciliation
	For the year ended December 31
	2023	2022	2021
	$ millions	$ millions	$ millions
Income before taxes on income, as reported in the statements of income	974	3,404	1,092
Statutory tax rate (in Israel)	23%	23%	23%
Theoretical tax expense	224	783	251
Add (less) – the tax effect of:
Surplus Profit Levy tax	62	265	-
Reduced tax due to tax benefits	(17)	(95)	(64)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries	(32)	1	(10)
Tax on dividend	4	5	3
Deductible temporary differences and their reversal (including carryforward losses) for which deferred taxes assets were not recorded and non–deductible expenses	52	(29)	(8)
Taxes in respect of prior years*	(11)	271	93
Differences in measurement basis	2	(21)	(8)
Other differences	3	5	3
Taxes on income included in the income statements	287	1,185	260

* For 2022, included the settlement agreement related to surplus profit levy, as described above.

Schedule of taxes on income relating to items recorded in equity
	For the year ended December 31
	2023	2022	2021
	$ millions	$ millions	$ millions
Tax recorded in other comprehensive income
Actuarial gains from defined benefit plan	(8)	(12)	(22)
Change in investments at fair value through other comprehensive income	-	-	(21)
Change in fair value of hedging derivatives	(4)	4	-
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	(9)	(11)	(1)
Total	(21)	(19)	(44)